Summary of Significant Accounting Policies - Schedule of Reconciliation of common stock reflected in the balance sheet (Detail) - USD ($)		3 Months Ended	9 Months Ended
	Mar. 09, 2021	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021
Reconciliation Of Common Stock Reflected In The Balance Sheet [Line Items]
Class A common stock issuance costs				$ (3,589,000)	$ 0
VPC Impact Acquisition Holdings III, Inc [Member]
Reconciliation Of Common Stock Reflected In The Balance Sheet [Line Items]
Gross proceeds	$ 253,765,980		$ 253,765,980
Proceeds allocated to Public Warrants			(7,650,320)
Class A common stock issuance costs			(316,300)
Accretion of carrying value to redemption value		$ (24,126,952)	24,126,965
Class A common stock subject to possible redemption	$ 253,765,980	$ 253,765,980	253,765,980	253,765,980		$ 253,765,980
Public Warrants [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Reconciliation Of Common Stock Reflected In The Balance Sheet [Line Items]
Proceeds allocated to Public Warrants			(10,340,965)
Common Class A [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Reconciliation Of Common Stock Reflected In The Balance Sheet [Line Items]
Class A common stock issuance costs			(13,786,000)
Class A common stock subject to possible redemption			$ 253,765,980	$ 253,765,980